REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 CHINA [Member] CNY	Dec. 31, 2013 CHINA [Member] CNY	Dec. 31, 2012 CHINA [Member] CNY	Dec. 31, 2014 USA [Member] CNY	Dec. 31, 2013 USA [Member] CNY	Dec. 31, 2012 USA [Member] CNY	Dec. 31, 2014 UNITED KINGDOM [Member] CNY	Dec. 31, 2013 UNITED KINGDOM [Member] CNY	Dec. 31, 2012 UNITED KINGDOM [Member] CNY	Dec. 31, 2014 CHILE [Member] CNY	Dec. 31, 2013 CHILE [Member] CNY	Dec. 31, 2012 CHILE [Member] CNY	Dec. 31, 2014 SOUTH AFRICA [Member] CNY	Dec. 31, 2013 SOUTH AFRICA [Member] CNY	Dec. 31, 2012 SOUTH AFRICA [Member] CNY	Dec. 31, 2014 JAPAN [Member] CNY	Dec. 31, 2013 JAPAN [Member] CNY	Dec. 31, 2012 JAPAN [Member] CNY	Dec. 31, 2014 Rest Of The World [Member] CNY	Dec. 31, 2013 Rest Of The World [Member] CNY	Dec. 31, 2012 Rest Of The World [Member] CNY
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	$ 1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449	4,357,362,571	3,461,295,473	2,179,670,146	1,766,283,018	414,371,308	135,839,209	1,266,982,317	227,654,714	23,684,362	580,383,748	4,601,077	451,778	534,571,266	681,502,434	202,449	486,201,347	112,460,144	11,409,559	986,744,381	2,176,953,365	2,443,510,946